Document and Entity Information	Jan. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2026
Entity File Number	001-38791
Entity Registrant Name	Luminar Technologies, Inc./DE
Entity Central Index Key	0001758057
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	2603 Discovery Drive, Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	800
Local Phone Number	532-2417
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	LAZRQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false